Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2012
Commitments and Contingencies [Abstract]
Financial instrument outstanding with contract amount representing credit risk
At December 31, 2012 and 2011, the following financial instruments were outstanding whose contract amounts represent credit risk:

	Contract Amount
	2012	2011

Commitments to Extend Credit	$64,147,000	$39,966,000
Standby Letters of Credit	1,141,000	1,327,000